Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2018
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Major Deferred Tax (Assets) Liabilities Recognized and Movement

The following are the major deferred tax (assets) liabilities recognized and movement thereon during the current and prior reporting periods.

					Fair value
					adjustments
					on acquisition
		Undistributed		Fair value	of Zhengxing
	Unrealized	profits		adjustment	Wheel
	profit in	of PRC	Deferred	on trade	other than
	inventories	subsidiaries	income	names	trade names		Tax loss	Others*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000	RMB’000

At January 1, 2017	(537)	53,355	(1,395)	4,250	19,418		(23,286)	9,645	61,450
Charge (credit) to profit or loss Attributable to change in tax rate	182 —	— —	120 —	— —	(559 (141	) )	953 —	406 (1,241)	1,102 (1,382)

At December 31, 2017	(355)	53,355	(1,275)	4,250	18,718		(22,333)	8,810	61,170
Charge (credit) to profit or loss	(31)	—	119	—	(558)		(14,860)	127	(15,203)

At December 31, 2018	(386)	53,355	(1,156)	4,250	18,160		(37,193)	8,937	45,967

	US$’000	US$’000	US$’000	US$’000	US$’000		US$’000	US$’000	US$’000

At December 31, 2018	(56)	7,760	(168)	618	2,641		(5,409)	1,300	6,686

*	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.

Deferred Tax Balances in the Consolidated Statements of Financial Position

The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial reporting purposes:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Deferred tax assets	(25,500)	(40,272)	(5,857)
Deferred tax liabilities	86,670	86,239	12,543

	61,170	45,967	6,686

Unused Tax Losses	At the end of each reporting period, the Group had the followings unused tax losses:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Unused tax losses	144,766	234,314	34,080